Other receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Other receivables
Other receivables	$ 335,840,652	$ 287,300,176
Real estate properties held for lease, net
Other receivables
Other receivables	335,840,652	287,300,176
Henan Derun Real Estate Co Ltd [Member]
Other receivables
Other receivables	139,364,804	124,436,299
Zhengzhou Jiahe Real Estate Co., Ltd [Member]
Other receivables
Other receivables	101,361,020	67,429,462
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund
Other receivables
Other receivables	24,521,449	0
Zhangjiakou Xingyuan City Construction Development Co. Ltd
Other receivables
Other receivables	0	19,696,568
Huzhou Xinhong Jingcheng Construction And Development Co Ltd [Member]
Other receivables
Other receivables	0	16,369,944
Due from contractors
Other receivables
Other receivables	16,322,092	24,444,823
Others
Other receivables
Other receivables	$ 54,271,287	$ 34,923,080